Derivative Liabilities - Additional Information (Details) shares in Thousands, $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2017 USD ($) shares	Mar. 31, 2016 USD ($)	Dec. 31, 2016 USD ($) shares	Dec. 31, 2015 USD ($)	Dec. 31, 2016 CAD / shares	Dec. 31, 2011 shares	Dec. 31, 2010 shares
Derivative [Line Items]
Common shares issuable upon exercise of outstanding warrants	1,383		1,383
Derivative Liability | $	$ 71	$ 39	$ 33	$ 82
Unrealized (loss)/gain on derivatives | $	$ (37)	$ 43	$ 48	1,237
Invester Option [Member]
Derivative [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Number	40		40
Options Held [Member]
Derivative [Line Items]
Derivative Liability | $			$ 33	41
Options to Contractors [Member]
Derivative [Line Items]
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right						36	29
Unrealized (loss)/gain on derivatives | $			$ 7	$ 78
Contractor Options Expire On November 19, 2017 [Member]
Derivative [Line Items]
Common shares issuable upon exercise of outstanding warrants			21
Class of Warrant or Right, Exercise Price of Warrants or Rights | CAD / shares					CAD 1.89
Contractor Options Expire On April 4, 2018 [Member]
Derivative [Line Items]
Common shares issuable upon exercise of outstanding warrants			17
Class of Warrant or Right, Exercise Price of Warrants or Rights | CAD / shares					1.62
Contractor Options Expire On May 18, 2018 [Member]
Derivative [Line Items]
Common shares issuable upon exercise of outstanding warrants			2
Class of Warrant or Right, Exercise Price of Warrants or Rights | CAD / shares					CAD 2.43